UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Income Statement [Abstract]
NET REVENUE	$ 2,823,312	$ 178,345
OPERATING EXPENSES
Selling and marketing	4,491,649	1,149,083
General and administrative - professional fees	1,275,960	390,503
General and administrative - compensation and related benefits	182,963	1,521,846
General and administrative - other	103,731	79,743
Total Operating Expenses	6,054,303	3,141,175
LOSS FROM OPERATIONS	(3,230,991)	(2,962,830)
OTHER INCOME (EXPENSE)
Interest income	639,730	348,639
Interest expense	(22,848)
Loss on settlement of payables - related parties	(257,558)
Other (expense) income	(12,662)	22,940
Total Other Income, net	346,662	371,579
LOSS BEFORE INCOME TAXES	(2,884,329)	(2,591,251)
INCOME TAXES	6,033	14,098
NET LOSS	(2,890,362)	(2,605,349)
LESS: NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST		(1)
NET LOSS ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	$ (2,890,362)	$ (2,605,348)
Earnings Per Share [Abstract]
Basic	$ (0.31)	$ (2.68)
Diluted	$ (0.31)	$ (2.68)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic	9,300,741	970,721
Diluted	9,300,741	970,721
Statement of Comprehensive Income [Abstract]
NET LOSS	$ (2,890,362)	$ (2,605,349)
OTHER COMPREHENSIVE (LOSS) INCOME
Unrealized foreign currency translation (loss) gain	(598,083)	261,516
COMPREHENSIVE LOSS	(3,488,445)	(2,343,833)
LESS: COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(8)	3
COMPREHENSIVE LOSS ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	$ (3,488,437)	$ (2,343,836)